Short-Term Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Realized gain on short-term investments	¥ 935,717	$ 136,094	¥ 0